Leases - Amounts Relevant to Assets Leased for Use in its Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$ 389	$ 409	$ 294
Operating cash flows from finance leases	7	7	4
Financing cash flows from finance leases	62	49	14
Right of use assets obtained in exchange for new operating lease liabilities	268	230	239
Right of use assets obtained in exchange for new finance lease liabilities	$ 59	$ 25	$ 91